Non-current investments (Tables)	12 Months Ended
Jun. 30, 2026
Non-current Investments
Schedule of Non-current investments
	2026 USD	2025 USD
Investment in Merykh Technologies Private Limited — associate	42,901	–
Investments in equity securities	45,917	–
Investments in mutual funds	758,349	–
	847,167	–

Schedule of investments in equity securities and mutual funds

The investments in equity securities and mutual funds are measured at fair value through profit or loss and are categorised within the fair value hierarchy as follows.

	2026 USD	2025 USD
Level 1 — quoted equity shares (YES Bank Limited)	44,870	–
Level 1 — government securities (VIS Philippines)	5,998	–
Level 2 — units in ten open-ended mutual funds	278,602	–
Level 3 — units in alternative investment funds	474,796	–
	804,266	–

Schedule of investments in equity securities and mutual funds level 3

The movement in Level 3 investments from 12 February 2026 to 30 June 2026 was as follows. There were no transfers between levels during the year.

2026 USD
Acquired through business combinations	449,510
Additions — India Realty Excellence Fund VI drawdown, 29 April 2026	12,795
Gains recognised in profit or loss	31,657
Exchange differences	(19,166)
Balance at 30 June 2026	474,796